Stock Warrants - Summary of Reconciliation of Changes in Fair Value for the Company's Warrant Liability Using Inputs Classified As Level 3 (Detail) - Warrants To Purchase Series B Redeemable Convertible Preferred Stock [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Beginning balance	$ 806	$ 337
Change in fair value	(356)	469
Reclassification to equity	(450)
Ending balance	$ 0	$ 806